Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 131	$ 37	$ 20
Receivables for Investment			312
Other current assets	211	187	103
Total prepaid expenses and other current assets	$ 342	$ 224	$ 435